Premises and Equipment (Schedule of Premises and Equipment) (Details)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Premises and Equipment
Land		530,586,000,000	531,196,000,000
Buildings		1,062,590,000,000	1,041,861,000,000
Equipment and furniture		1,594,063,000,000	1,724,314,000,000
Leasehold improvements		428,450,000,000	395,437,000,000
Leased property under capital leases		33,045,000,000	33,045,000,000
Construction in progress		119,000,000	350,000,000
Total		3,648,853,000,000	3,726,203,000,000
Less: Accumulated depreciation		(2,170,666,000,000)	(2,109,052,000,000)
Premises and equipment, net	$ 1,307,436,000	1,478,187,000,000	1,617,151,000,000